OTHER LIABILITIES AND LIABILITIES DIRECTLY ASSOCIATED WITH NON-CURRENT ASSETS HELD FOR SALE (Details 1) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of fair value measurement of liabilities [line items]
Total	$ 17,066	$ 25,563	$ 20,733
Non-current assets held for sale [member]
Disclosure of fair value measurement of liabilities [line items]
Fair value liabilities SMU CORP S.A.		7,032
Total		$ 7,032